Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-39592
Entity Registrant Name	Kronos Bio, Inc.
Entity Central Index Key	0001741830
Entity Tax Identification Number	82-1895605
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 So. El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	San
Entity Address, City or Town	Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	781-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false